Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Major Components of Income Tax Expense

The major components of income tax expense were as follows:

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Current tax
Current tax expenses recognized for the year	$8,271	$8,109	$8,172
Income tax on unappropriated earnings	(2,070)	(20)	8
Income tax adjustments on prior years	7	(91)	(22)
Others	8	12	19
	6,216	8,010	8,177
Deferred tax
Deferred tax expense (benefits) recognized for the year	208	(63)	(81)
Income tax adjustments on prior years	19	(1)	26
Change in tax rate	(38)	—	—
	189	(64)	(55)
Income tax expense recognized in profit or loss	$6,405	$7,946	$8,122

Reconciliation of Accounting Profit and Income Tax Expense

Reconciliation of accounting profit and income tax expense was as follows:

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Income before income tax	$44,986	$41,867	$42,826
Income tax expense calculated at the statutory rate	$8,997	$8,373	$8,565
Nondeductible income and expenses in determining taxable income	227	18	15
Unrecognized deductible temporary differences	1	3	(5)
Unrecognized loss carryforwards	21	7	4
Tax-exempt income	(580)	(148)	(367)
Additional income tax under Alternative Minimum Tax Act	46	—	—
Income tax on unappropriated earnings	(2,070)	(20)	8
Investment credits	(204)	(203)	(131)
Change in tax rate	(38)	—	—
Effect of different tax rates of group entities operating in other jurisdictions	(15)	(9)	10
Income tax adjustments on prior years	26	(92)	4
Others	(6)	17	19
Income tax expense recognized in profit or loss	$6,405	$7,946	$8,122

Income Tax Recognized in Other Comprehensive Income
b.	Income tax recognized in other comprehensive income
	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Deferred tax
Remeasurement on defined benefit pension plans	$(243)	$305	$239
Change in tax rate - defined benefit pension plans	(207)	—	—
Total income tax expense (benefit) recognized in other comprehensive income	$(450)	$305	$239

Current Tax Assets and Liabilities
c.	Current tax assets and liabilities

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Current tax assets
Tax refund receivable (included in other current assets - others)	$1	$1
Current tax liabilities
Income tax payable	$5,812	$6,157

Movements of Deferred Income Tax Assets and Liabilities	Deferred income tax assets and liabilities

The movements of deferred income tax assets and liabilities were as follows:

For the year ended December 31, 2018

	January 1, 2018	Effect of Retrospective Application of IFRS 9	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2018
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$1,723	$—	$134	$450	$2,307
Allowance for doubtful receivables over quota	289	—	146	—	435
Share of profits of associates and joint ventures accounted for using equity method	331	—	58	—	389
Valuation loss on inventory	23	—	65	—	88
Deferred revenue	106	—	5	—	111
Estimated warranty liabilities	22	—	4	—	26
Accrued award credits liabilities	15	—	(1)	—	14
Others	175	—	(32)	—	143
	2,684	—	379	450	3,513
Loss carryforwards	46	—	(5)	—	41
	$2,730	$—	$374	$450	$3,554

	January 1, 2018	Effect of Retrospective Application of IFRS 9	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2018
	NT$		NT$	NT$	NT$
	(In Millions)
Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,265)	$—	$(567)	$—	$(1,832)
Land value incremental tax	(95)	—	—	—	(95)
Intangible assets	(39)	—	7	—	(32)
Deferred revenue for award credits	(29)	—	(2)	—	(31)
Others	(2)	1	(1)	—	(2)
	$(1,430)	$1	$(563)	$—	$(1,992)

For the year ended December 31, 2019

	January 1, 2019	Effect of Retrospective Application of IFRS 16	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2019
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$2,307	$—	$32	$(305)	$2,034
Allowance for doubtful receivables over quota	435	—	(31)	—	404
Share of profits of associates and joint ventures accounted for using equity method	389	—	13	—	402
Valuation loss on inventory	88	—	53	—	141
Deferred revenue	111	—	(13)	—	98
Estimated warranty liabilities	26	—	8	—	34
Accrued award credits liabilities	14	—	3	—	17
Others	143	26	(68)	—	101
	3,513	26	(3)	(305)	3,231
Loss carryforwards	41	—	(13)	—	28
	$3,554	$26	$(16)	$(305)	$3,259

	January 1, 2019	Effect of Retrospective Application of IFRS 16	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2019
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,832)	$—	$74	$—	$(1,758)
Land value incremental tax	(95)	—	—	—	(95)
Intangible assets	(32)	—	3	—	(29)
Deferred revenue for award credits	(31)	—	2	—	(29)
Others	(2)	—	1	—	(1)
	$(1,992)	$—	$80	$—	$(1,912)

For the year ended December 31, 2020

	January 1, 2020	Acquired by business combinations (Note 14)	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2020
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$2,034	$1	$20	$(239)	$1,816
Share of profits of associates and joint ventures accounted for using equity method	402	—	(1)	—	401
Allowance for doubtful receivables over quota	404	—	(39)	—	365
Valuation loss on inventory	141	3	155	—	299
Deferred revenue	98	—	(25)	—	73
Estimated warranty liabilities	34	—	2	—	36
Accrued award credits liabilities	17	—	1	—	18
Others	101	2	2	—	105
	3,231	6	115	(239)	3,113
Loss carryforwards	28	—	(8)	—	20
	$3,259	$6	$107	$(239)	$3,133

	January 1, 2020	Acquired by business combinations (Note 14)	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2020
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,758)	$—	$(54)	$—	$(1,812)
Land value incremental tax	(95)	—	—	—	(95)
Deferred revenue for award credits	(29)	—	(1)	—	(30)
Intangible assets	(29)	—	2	—	(27)
Others	(1)	(3)	1	—	(3)
	$(1,912)	$(3)	$(52)	$—	$(1,967)

Items for Which No Deferred Income Tax Assets Have Been Recognized
e.	Items for which no deferred income tax assets have been recognized

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Loss carryforwards
Expire in 2021	$13	$12
Expire in 2022	10	10
Expire in 2023	8	8
Expire in 2024	8	8
Expire in 2025	15	19
Expire in 2026	8	8
Expire in 2027	3	3
Expire in 2028	1	1
Expire in 2029	—	1
Expire in 2030	—	—
	$66	$70
Deductible temporary differences	$1	$—

Information About Unused Loss Carryforwards

As of December 31, 2020, unused loss carryforwards were as follows:

Remaining Creditable Amount	Expiry Year
NT$ (In Millions)
$14	2021
11	2022
9	2023
8	2024
22	2025
16	2026
3	2027
4	2028
2	2029
2	2030
$91